FINANCIAL RISK MANAGEMENT - Investment Risk by Country (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 CLP ($)	Dec. 31, 2025 $ / $	Dec. 31, 2025 $ / R$	Dec. 31, 2025 $ / $	Dec. 31, 2025 $ / ₲	Dec. 31, 2025 $ / $	Dec. 31, 2025 $ / $	Dec. 31, 2025	Dec. 31, 2024 CLP ($)	Dec. 31, 2024 $ / $	Dec. 31, 2024 $ / R$	Dec. 31, 2024 $ / $	Dec. 31, 2024 $ / ₲	Dec. 31, 2024 $ / $	Dec. 31, 2024 $ / $	Dec. 31, 2023 CLP ($)	Dec. 31, 2023 $ / $	Dec. 31, 2023 $ / R$	Dec. 31, 2023 $ / $	Dec. 31, 2023 $ / ₲	Dec. 31, 2022 CLP ($)
Exchange Rate Risk
Exchange rate variation at reporting date		907.13	164.86	0.62	0.138	907.13	1,455			996.46	160.92	0.97	0.127	996.46	1,186.93		877.12	181.17	1.08	0.12
Total assets	$ 3,420,405,418								$ 3,291,104,273							$ 2,921,520,889
Total liabilities	2,223,851,570								2,276,707,253							2,000,535,475
Net investment	$ 1,196,553,848								$ 1,014,397,020							$ 920,985,414					$ 883,402,652
Brazil
Exchange Rate Risk
Appreciation (devaluation) of foreign currency against the domestic currency	(6.10%)
Argentina
Exchange Rate Risk
Appreciation (devaluation) of foreign currency against the domestic currency	(41.90%)
Paraguay
Exchange Rate Risk
Appreciation (devaluation) of foreign currency against the domestic currency	(3.90%)
Currency risk | USD
Exchange Rate Risk
Exchange rate variation at reporting date								(9)
Percentage of reasonably possible risk increase	10.00%
Currency risk | Brazil
Exchange Rate Risk
Exchange rate variation at reporting date								2.4
Total assets	$ 1,065,354,542
Total liabilities	817,996,560
Net investment	$ 247,357,982
Share on income	29.20%
Variation Impact on results for the period	$ (11,950,406)
Variation Impact on equity at closing	(28,945,912)
Currency risk | Argentina
Exchange Rate Risk
Exchange rate variation at reporting date								(35.4)
Total assets	466,462,159
Total liabilities	169,332,473
Net investment	$ 297,129,686
Share on income	21.90%
Variation Impact on results for the period	$ (4,652,930)
Variation Impact on equity at closing	(81,898,581)
Currency risk | Paraguay
Exchange Rate Risk
Exchange rate variation at reporting date								8.4
Total assets	428,926,830
Total liabilities	81,324,493
Net investment	$ 347,602,337
Share on income	9.40%
Variation Impact on results for the period	$ (6,751,132)
Variation Impact on equity at closing	$ 6,862,591